Note 9 - Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 as of December 31, 2022, and 2021 were $50.9 million and $33.4 million, respectively.

Scheduled maturities of all time deposits as of December 31, 2022, are as follows:

(Dollar amounts in thousands)
2023	$136,767
2024	85,780
2025	6,665
2026	5,331
2027	3,477
Total	$238,020

Scheduled maturities of time deposits that meet or exceed the FDIC Insurance limit of $250,000 as of December 31, 2022, are as follows:

(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$9,807	19.26%
Beyond three but within six months	5,094	10.00%
Beyond six but within twelve months	11,166	21.93%
Beyond one year	24,850	48.81%

Total	$50,917	100.00%

Deposits of related parties amounted to $24.1 million and $29.2 million as of December 31, 2022 and 2021, respectively.